Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense	The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:
	2024	2023	2022
Current income tax expense	$1,601,933	$970,755	$152,917
Deferred income tax	-	-	-
Total income tax expense	$1,601,933	$970,755	$152,917

Schedule of Income Taxes and the Provision at the Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the Singapore statutory rate is as follows:
	For the years ended June 30,
	2024	2023	2022
Income before income tax expenses	$8,971,052	$5,785,458	$974,877
Income tax expenses at the Singapore statutory rate	1,525,079	983,528	165,729
Impact of different tax rates in other jurisdictions	95,670	-	-
Effect of preferential tax rate	(18,816)	(12,773)	(12,812)
Total income tax expenses	$1,601,933	$970,755	$152,917